Basis of preparation of the financial statements - Changes in the recognized right-of-use assets and leases liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Changes in the recognized right-of-use assets
Beginning balance	$ 1,801
Additions and contract modifications	147
Impairment	(55)
Depreciation	(183)
Translation adjustment	(18)
Ending balance	1,692	$ 1,692
Changes in the recognized lease liabilities
Beginning balance	1,801
Additions and contract modifications	147
Payments	(224)	(224)
Interest	76	76
Translation adjustments	(9)
Ending balance	1,791	1,791
Ports
Changes in the recognized right-of-use assets
Beginning balance	767
Additions and contract modifications	13
Depreciation	(41)
Translation adjustment	(5)
Ending balance	734	734
Changes in the recognized lease liabilities
Beginning balance	767
Additions and contract modifications	13
Payments	(55)
Interest	31
Translation adjustments	(6)
Ending balance	750	750
Vessels/Ships
Changes in the recognized right-of-use assets
Beginning balance	604
Additions and contract modifications	28
Depreciation	(50)
Ending balance	582	582
Changes in the recognized lease liabilities
Beginning balance	604
Additions and contract modifications	28
Payments	(74)
Interest	22
Ending balance	580	580
Pellets plants
Changes in the recognized right-of-use assets
Beginning balance	151
Additions and contract modifications	60
Depreciation	(35)
Translation adjustment	(15)
Ending balance	161	161
Changes in the recognized lease liabilities
Beginning balance	151
Additions and contract modifications	60
Payments	(36)
Interest	8
Translation adjustments	(8)
Ending balance	175	175
Properties
Changes in the recognized right-of-use assets
Beginning balance	137
Additions and contract modifications	42
Impairment	(16)
Depreciation	(30)
Ending balance	133	133
Changes in the recognized lease liabilities
Beginning balance	137
Additions and contract modifications	42
Payments	(34)
Interest	7
Ending balance	152	152
Energy plants
Changes in the recognized right-of-use assets
Beginning balance	65
Additions and contract modifications	4
Depreciation	(7)
Translation adjustment	2
Ending balance	64	64
Changes in the recognized lease liabilities
Beginning balance	65
Additions and contract modifications	4
Payments	(7)
Interest	4
Translation adjustments	5
Ending balance	71	71
Locomotives
Changes in the recognized right-of-use assets
Beginning balance	45
Impairment	(39)
Depreciation	(6)
Changes in the recognized lease liabilities
Beginning balance	45
Payments	(8)
Interest	3
Ending balance	40	40
Mining equipment
Changes in the recognized right-of-use assets
Beginning balance	32
Depreciation	(14)
Ending balance	18	18
Changes in the recognized lease liabilities
Beginning balance	32
Payments	(10)
Interest	1
Ending balance	$ 23	$ 23